Scudder Kemper Investments, Inc.
                                               Two International Place
                                               Boston, MA  02110
                                               November 3, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Global Fund and Scudder International Bond Fund (each a "Fund," collectively the "Funds"), each a series of Global/International Fund, Inc. (the "Corporation") (Reg. No. 33-5724) (811-4670); Post Effective Amendment No. 35 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 35 to the Corporation's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 23, 1998.

         Comments or questions concerning this certificate may be directed to Jeanne D. Carroll at (617) 295-2592.

                                             Very truly yours,

                                             GLOBAL/INTERNATIONAL FUND, INC.



                                       By:   /s/Caroline Pearson
                                             -------------------
                                             Caroline Pearson
                                             Assistant Secretary